LONG-TERM BORROWINGS DUE TO RELATED PARTY - Future maturities (Details) - Related Party [Member]	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
2020	$ 113,706	¥ 780,797
2021	118,971	816,952
2022	130,002	892,701
2023	142,057	975,474
2024	155,228	1,065,921
Thereafter	647,341	4,445,156
Total	$ 1,307,305	¥ 8,977,001	¥ 9,663,729